UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                              811-3940

Strategic Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/08

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Global Stock Fund
International Stock Fund
Dreyfus Premier U.S. Equity Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Global Stock Fund
August 31, 2008 (Unaudited)

Common Stocks--89.5%	Shares	Value ($)

Australia--2.0%
Woodside Petroleum	27,300	1,465,929
Canada--1.9%
Suncor Energy	24,500	1,402,901
France--4.5%
Cie Generale d'Optique Essilor International	25,500	1,362,090
L'Oreal	6,200	617,690
LVMH Moet Hennessy Louis Vuitton	13,000	1,386,890
		3,366,670
Germany--1.8%
Adidas	23,300	1,369,000
Hong Kong--9.2%
China Mobile	115,000	1,307,449
CLP Holdings	160,000	1,302,438
CNOOC	950,000	1,479,166
Hong Kong & China Gas	610,050	1,371,723
Hutchison Whampoa	150,000	1,393,763
		6,854,539
Japan--23.9%
AEON Mall	27,000	777,158
Astellas Pharma	25,500	1,148,473
Canon	30,000	1,342,387
Chugai Pharmaceutical	41,000	676,856
Daikin Industries	39,000	1,319,982
Daito Trust Construction	6,400	264,332
Denso	56,000	1,447,748
Eisai	13,100	521,313
Fanuc	18,300	1,358,386
Honda Motor	43,000	1,399,880
HOYA	50,000	1,015,927
Keyence	4,700	956,768
Mitsubishi Estate	62,000	1,374,623

Murata Manufacturing	10,100	443,316
Nitto Denko	7,800	234,534
Secom	14,600	676,237
Shin-Etsu Chemical	24,500	1,366,708
Takeda Pharmaceutical	19,000	990,767
Tokio Marine Holdings	16,900	574,016
		17,889,411
Singapore--.8%
DBS Group Holdings	48,000	607,529
Spain--1.6%
Inditex	26,000	1,215,246
Sweden--2.6%
Hennes & Mauritz, Cl. B	21,000	1,041,747
Telefonaktiebolaget LM Ericsson, Cl. B	82,000	927,961
		1,969,708
Switzerland--5.3%
Nestle	31,000	1,368,206
Nobel Biocare Holding	35,000	1,177,950
SGS	1,120	1,439,223
		3,985,379
United Kingdom--7.9%
BG Group	60,500	1,344,346
GlaxoSmithKline	33,000	779,899
Reckitt Benckiser Group	27,000	1,367,743
Tesco	196,000	1,363,022
WM Morrison Supermarkets	202,000	1,040,212
		5,895,222
United States--28.0%
Abbott Laboratories	18,000	1,033,740
Anadarko Petroleum	23,000	1,419,790
Automatic Data Processing	23,000	1,020,740
C.R. Bard	3,500	327,075
Cisco Systems	56,000 a	1,346,800
EOG Resources	9,900	1,033,758
Fastenal	27,000	1,402,110
Genentech	15,400 a	1,520,750
Intel	59,000	1,349,330

Johnson & Johnson	19,300	1,359,299
Linear Technology	11,200	365,568
Medtronic	24,000	1,310,400
Microsoft	50,000	1,364,500
Oracle	45,000 a	986,850
Schlumberger	13,400	1,262,548
SYSCO	43,000	1,368,690
Wal-Mart Stores	23,300	1,376,331
Walgreen	31,000	1,129,330
		20,977,609
Total Common Stocks
(cost $69,196,668)		66,999,143

Other Investment--7.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,350,000)	5,350,000 [b]	5,350,000
Total Investments (cost $74,546,668)	96.7%	72,349,143
Cash and Receivables (Net)	3.3%	2,464,027
Net Assets	100.0%	74,813,170

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $74,546,668.

Net unrealized depreciation on investments was $2,197,525 of which $2,439,537 related to appreciated investment securities and $4,637,062 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	45,531,735		0

Level 2 - Other Significant Observable Inputs	26,817,408		0

Level 3 - Significant Unobservable Inputs	0		0

Total	72,349,143		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
International Stock Fund
August 31, 2008 (Unaudited)

Common Stocks--94.7%	Shares	Value ($)

Australia--2.3%
Woodside Petroleum	79,000	4,242,065
Belgium--2.1%
Colruyt	14,000	3,823,895
Canada--2.4%
Suncor Energy	77,000	4,409,117
France--8.4%
Cie Generale d'Optique Essilor International	76,000	4,059,562
Groupe Danone	53,000	3,700,296
L'Oreal	36,000	3,586,585
LVMH Moet Hennessy Louis Vuitton	36,000	3,840,620
		15,187,063
Germany--4.2%
Adidas	65,000	3,819,098
SAP	68,000	3,810,809
		7,629,907
Hong Kong--10.8%
China Mobile	320,000	3,638,118
CLP Holdings	460,000	3,744,510
CNOOC	2,900,000	4,515,350
Hong Kong & China Gas	1,700,550	3,823,759
Hutchison Whampoa	420,000	3,902,537
		19,624,274
Japan--33.7%
Advantest	26,000	543,979
AEON Mall	139,000	4,000,924
Astellas Pharma	87,000	3,918,321
Canon	83,000	3,713,937
Chugai Pharmaceutical	135,000	2,228,673
Daikin Industries	110,000	3,723,026
Daito Trust Construction	26,400	1,090,368
Denso	157,000	4,058,865
Eisai	34,000	1,353,026
Fanuc	51,000	3,785,665
Hirose Electric	23,000	2,237,506
Honda Motor	120,000	3,906,642
HOYA	190,000	3,860,523

Keyence	14,200	2,890,662
Mitsubishi Estate	172,000	3,813,469
Murata Manufacturing	39,000	1,711,813
Nitto Denko	75,000	2,255,130
Secom	40,000	1,852,704
Shimamura	13,600	758,165
Shin-Etsu Chemical	68,500	3,821,203
Takeda Pharmaceutical	73,000	3,806,633
Tokio Marine Holdings	51,000	1,732,239
		61,063,473
Singapore--1.0%
DBS Group Holdings	145,000	1,835,244
Spain--2.2%
Inditex	86,000	4,019,658
Sweden--3.3%
Hennes & Mauritz, Cl. B	54,000	2,678,779
Telefonaktiebolaget LM Ericsson, Cl. B	286,000	3,236,548
		5,915,327
Switzerland--9.8%
Nestle	86,000	3,795,668
Nobel Biocare Holding	110,000	3,702,130
Novartis	69,000	3,856,831
Roche Holding	12,900	2,379,322
SGS	3,100	3,983,563
		17,717,514
United Kingdom--14.5%
BG Group	188,000	4,177,473
Burberry Group	460,000	3,764,925
Centrica	680,000	4,056,399
GlaxoSmithKline	95,000	2,245,165
Kingfisher	202,000	491,569
Reckitt Benckiser Group	76,000	3,849,943
Tesco	550,000	3,824,805
WM Morrison Supermarkets	750,000	3,862,174
		26,272,453
Total Common Stocks
(cost $183,527,230)		171,739,990

Other Investment--4.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $8,575,000)	8,575,000a	8,575,000

Total Investments (cost $192,102,230)	99.4%	180,314,990
Cash and Receivables (Net)	.6%	1,128,456
Net Assets	100.0%	181,443,446

a Investment in affiliated money market mutual fund.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $192,302,230.

Net unrealized depreciation on investments was $11,787,240 of which $5,259,998 related to appreciated investment securities and $17,047,238 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	93,549,936		0

Level 2 - Other Significant Observable Inputs	86,765,055		0

Level 3 - Significant Unobservable Inputs	0		0

Total	180,314,990		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier U.S. Equity Fund
August 31, 2008 (Unaudited)

Common Stocks--96.5%	Shares	Value ($)

Consumer Goods--6.2%
Colgate-Palmolive	1,300	98,839
PepsiCo	1,460	99,981
Procter & Gamble	1,530	106,748
		305,568
Consumer Services--16.5%
Home Depot	3,600	97,632
Kohl's	2,220 a	109,157
Philip Morris International	1,930	103,641
Starbucks	5,450 a	84,802
SYSCO	3,250	103,448
TJX Cos.	3,100	112,344
Wal-Mart Stores	1,730	102,191
Walgreen	2,780	101,275
		814,490
Energy--7.7%
Anadarko Petroleum	1,680	103,706
Cimarex Energy	1,480	82,199
EOG Resources	780	81,448
Exxon Mobil	1,400	112,014
		379,367
Energy Services--6.8%
CARBO Ceramics	2,100	126,210
Helmerich & Payne	1,640	93,677
Schlumberger	1,240	116,833
		336,720
Health Care--24.0%
Abbott Laboratories	1,800	103,374
C.R. Bard	1,080	100,926
Eli Lilly & Co.	2,060	96,099
Genentech	1,410 a	139,238

Johnson & Johnson	1,510	106,349
Medtronic	1,970	107,562
Merck & Co.	2,570	91,672
Pharmaceutical Product Development	2,270	92,616
Resmed	2,540 a	118,872
Varian Medical Systems	2,110 a	133,268
Wyeth	2,250	97,380
		1,187,356
Industrial--20.3%
Boeing	1,220	79,983
C.H. Robinson Worldwide	1,540	80,249
Donaldson	1,980	86,942
Dover	1,860	91,847
Ecolab	2,230	102,000
Emerson Electric	1,730	80,964
Fastenal	2,070	107,495
FLIR Systems	2,560 a	91,392
Honeywell International	1,800	90,306
Rockwell Collins	1,900	99,921
United Technologies	1,420	93,138
		1,004,237
Technology--15.0%
Automatic Data Processing	2,330	103,405
Cisco Systems	4,760 a	114,478
Intel	5,400	123,498
Linear Technology	2,750	89,760
Microsoft	4,420	120,622
Oracle	4,400 a	96,492
QUALCOMM	1,830	96,350
		744,605
Total Common Stocks
(cost $4,839,626)		4,772,343

Other Investment--2.9%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund

(cost $144,000)	144,000 [b]	144,000
Total Investments (cost $4,983,626)	99.4%	4,916,343
Cash and Receivables (Net)	.6%	29,209
Net Assets	100.0%	4,945,552

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,983,626.

Net unrealized depreciation on investments was $67,283 of which $196,685 related to appreciated investment securities and $263,968 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	4,916,343		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	4,916,343		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.     Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)